Impact on the Results of Operations of Transactions Between the Corporation and EVERTEC (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 31,035	$ 93,591
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Interest income
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,619	1,188
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Other Interest income
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,850	963
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Interest expense
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(627)	(93)
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	27,300	1,688
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Professional fees
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(149,156)	(37,579)
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Net occupancy
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	7,063	2,009
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Other operating expenses
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,382	321
Equity Method Investee | E V E R T E C Inc [Member] | 100% | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(106,569)	(31,503)
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Interest income
Related Party Transaction [Line Items]
Income from Transactions with related party	1,846	606
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Other Interest income
Related Party Transaction [Line Items]
Income from Transactions with related party	1,963	491
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Interest expense
Related Party Transaction [Line Items]
Expenses from Transactions with related party	(320)	(47)
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Income from Transactions with related party	13,923	861
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Professional fees
Related Party Transaction [Line Items]
Expenses from Transactions with related party	(76,070)	(19,165)
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Net occupancy
Related Party Transaction [Line Items]
Income from Transactions with related party	3,602	1,025
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Other operating expenses
Related Party Transaction [Line Items]
Income from Transactions with related party	705	164
Equity Method Investee | E V E R T E C Inc [Member] | 51% majority interest | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(54,351)	(16,065)
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Interest income
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,773	582
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Other Interest income
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,887	472
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Interest expense
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(307)	(46)
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	13,377	827
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Professional fees
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(73,086)	(18,414)
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Net occupancy
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,461	984
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Other operating expenses
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	677	157
Equity Method Investee | E V E R T E C Inc [Member] | Popular's 49% (elimination interest) | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ (52,218)	$ (15,438)